Taxation (Tables)	6 Months Ended
Jun. 30, 2020
Taxation [Abstract]
Schedule of income tax expense
	SIX MONTHS ENDED
	June 30,	June 30,
	2020	2019
Deferred income tax expense	—	—
Deferred income tax gain	10,642	261,394
Total income tax (expense)/gain	10,642	261,394

Schedule of deferred income tax liabilities or to deferred income tax assets

	June 30,	June 30,
	2020	2019
Deferred Tax liabilities
Intangible assets	(212,844)	(211,233)
Derivative financial asset	0	(17,388)
Total	(212,844)	(228,621)
Deferred Tax assets
Net operation loss (NOL)	76,337	149,029
Total	76,337	149,029
Deferred Tax, net	(136,507)	(79,592)